Fair Value Measurements - Schedule of Changes in Fair Value Associated With Level 3 SAFE Financial Instruments Held (Details) - SAFEs [Member] - Level 3 [Member] - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	$ 171,080,533	$ 10,601,545	$ 11,196,609
Proceeds from issuances of SAFEs		500,000	71,606,134
Change in fair value of SAFEs	6,503,113	95,064	88,277,790
Conversion of SAFEs	(177,583,646)
Balance at ending		$ 11,196,609	$ 171,080,533